SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share based compensation number of shares available for grant	725,620
Share based compensation expiration period	10 years
Share based compensation vesting period	4 years
Unrecognized share based compensation expense	$ 46,059
Unrecognized share based compensation expense recognition period	2 years 7 months 2 days
Warrants donated				15,000
Warrants exercise price				$ 2.21
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of shares per share	$ 45.50
Total fair value of RSU's vested	$ 5,981	$ 998